Taxation	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Taxation
11. Taxation
Cayman Islands
Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.
Hong Kong
Under the current Hong Kong Inland Revenue Ordinance, the Company’s subsidiaries incorporated in Hong Kong are subject to 16.5% income tax on their taxable income generated from operations in Hong Kong. Additionally, payments of dividends by the subsidiaries incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax. Commencing from the year of assessment of 2018, the first HK$2 million of profits earned by the Company’s subsidiaries incorporated in Hong Kong will be taxed at half the current tax rate (i.e. 8.25%) while the remaining profits will continue to be taxed at the existing 16.5% tax rate. No Hong Kong profits tax was provided for as there was no estimated assessable profits tax during the relevant periods.
Indonesia
Under the current laws of Indonesia, the Company’s subsidiaries incorporated in Indonesia are subject to 22% income tax on their taxable income generated from operations in Indonesia.
The PRC
On March 16, 2007, the National People’s Congress of the PRC enacted an Enterprise Income Tax Law (“EIT Law”), under which Foreign Investment Enterprises (“FIEs”) and domestic companies would be subject to EIT at a uniform rate of 25%. The EIT law became effective on January 1, 2008. On April 14, 2008, relevant governmental regulatory authorities released qualification criteria, application procedures and assessment processes for “high and new technology enterprises” (“HNTE”), which will be entitled to a favorable statutory tax rate of 15%. An enterprise’s qualification as a HNTE is reassessed by the relevant PRC governmental authorities every three years. Shanghai PPDai and Shanghai Erxu were entitled for a preferential income tax rate of 15% as they qualified as HNTE from 2018 to 2020 and 2020 to 2022, respectively. Management believes these subsidiaries will continue to be qualified as HNTE in the expected future. In January 2018, Shanghai Shanghu was approved the Software Enterprise Status. In accordance with PRC EIT Law, Shanghai Shanghu was entitled to enjoy full income tax exemption for 2017 and 2018, and a preferential income tax rate of 12.5% for 2019 to 2021. In May 2020, Shanghai Shanghu was approved the qualification of Key Software Enterprise Status in 2019 and was entitled to a preferential tax rate of 10% for 2019. The related tax benefit amounting to RMB33.8 million was recorded in 2020. Hainan Shanghu was entitled to a 20% preferential income tax rate due to the preferential tax treatment enjoyed by its headquarter located in Hainan Free Trade Zone in 2020.
The EIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The Implementing Rules of the EIT Law merely define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, properties, etc., of a non-PRC
company is located.” Based on a review of surrounding facts and circumstances, the Group does not believe that it is likely that its entities registered outside of the PRC should be considered as resident enterprises for the PRC tax purposes.
The EIT Law also imposes a withholding income tax of 10% on dividends distributed by a FIE to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident
enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. The Cayman Islands, where the Company incorporated, does not have such tax treaty with China. According to the arrangement between the mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by an FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% (if the foreign investor owns directly at least 25% of the shares of the FIE). In accordance with accounting guidance, all undistributed earnings are presumed to be transferred to the parent company and are subject to the withholding taxes. All FIEs are subject to the withholding tax from January 1, 2008. Under U.S. GAAP, undistributed earnings are presumed to be transferred to the parent company and are subject to the withholding taxes.
Prior to 2020, as the Company had the intent and ability to indefinitely reinvest the PRC subsidiaries’ accumulated profits for expansion of its PRC business, no withholding tax was recorded for those accumulated profits. In later 2020, the Company decided to remit certain percentage of the annual profits of its PRC subsidiaries to their overseas parent company starting from 2020. Accordingly, a withholding tax of RMB18 million was recognized in 2020 based on a 10% tax rate for certain percentage of the PRC subsidiaries’ 2020 profits to be distributed. While for the accumulated profits as of December 31, 2019 and the remaining profits generated starting from 2020, the Company still intends to indefinitely reinvest them in mainland China in the foreseeable future. As of December 31, 2019 and 2020, there were approximately RMB1,997 million and RMB2,669 million (US$409 million) unrecognized deferred tax liabilities related to undistributed profits of the Group’s PRC subsidiaries, respectively.
The Group has not accrued any tax for the outside basis difference represented by the accumulated undistributed profits of its VIEs, which amounted to RMB2,969 million at December 31, 2020 as, after review, it was determined that relevant tax laws and regulations provide for tax-free transfer of such amounts to the Group’s PRC subsidiaries. Moreover, the Group has the intent and ability to indefinitely reinvest such accumulated profits for expansion of its PRC business, in line with its strategic goals.
Composition of income tax expenses
The current and deferred portions of income tax expenses included in the consolidated statements of comprehensive income during the years ended December 31, 2018, 2019 and 2020 are as follows:

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Current income tax expenses	94,787	390,080	298,096
Deferred income tax expense	56,419	91,882	157,325

Total	151,206	481,962	455,421

Reconciliation of the differences between statutory tax rate and the effective tax rate
The Group did not identify significant unrecognized tax benefits for the years ended December 31, 2018, 2019 and 2020 and does not anticipate any significant change in unrecognized tax benefits within 12 months from December 31, 2020.
The following table sets forth reconciliation between the computed expected tax expenses (benefit) rate and the effective income tax rate:

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Statutory tax rate	25%	25%	25%
Research and development tax credit	(2)%	(3)%	(2)%
Effect of tax holiday	(19)%	(7)%	(7)%
Change in valuation allowance	—	1%	1%
Non-deductible expenses	2%	1%	1%
Withholding tax	—	—	1%

Effective income tax rate	6%	17%	19%

The aggregate amount and per share effect of the tax holidays are as follows

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Tax holiday effect	460,333	202,923	168,677
Net profit per share effect
- Basic	0.31	0.13	0.11

- Diluted	0.29	0.13	0.11

Deferred tax assets
The following table sets forth the significant components of the deferred tax assets:

	As of December 31,
	2019	2020
	RMB	RMB
Deferred tax assets:
Timing difference in revenue recognition for transaction service fee	62,718	—
Provision for accounts receivable and loans receivable	49,827	77,578
Net accumulated losses-carry forward	15,166	69,454
Payroll and welfare payable and other temporary difference	8,274	5,831
Quality assurance obligations	—	45,128
Less: Valuation allowance	(6,245)	(42,233)

Total deferred tax assets	129,740	155,758

Deferred tax liabilities:
Quality assurance obligations	(34,367)	—
Intangible assets arisen from business combination and asset acquisition	(15,940)	(24,607)
Investor reserve funds	(15,523)	—
Unrealized gain in consolidated trusts	(130,009)	(58,897)
Other taxable temporary difference	(3,083)	(2,044)
Withholding tax for undistributed earnings	—	(18,000)

Total deferred tax liabilities	(198,922)	(103,548)

Movement of valuation allowances

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
At beginning of year	21,538	40,143	6,245
Current year additions	22,585	741	40,054
Current year reversals	(3,980)	(34,639)	(4,066)

At end of year	40,143	6,245	42,233

Valuation allowances have been provided on deferred tax assets due to the uncertainty surrounding their realization. As of December 31, 2019 and 2020, valuation allowances on deferred tax assets mainly arising from tax loss carry forwards were provided because it was more likely than not that the Group will not be able to utilize tax loss carry forwards and certain deductible expenses generated by certain unprofitable subsidiaries.
As of December 31, 2020, total tax loss carry forwards of the Company’s subsidiaries in the PRC of approximately RMB289,227, will expire if not used between 2021 and 2025. The applicable carry-forward limitation period is 5 years under the PRC EIT law.
Uncertain tax positions
The Group evaluates the level of authority for each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of December 31, 2019 and 2020, the Group did not have any significant unrecognized uncertain tax positions.